Report of Independent Registered Public Accounting
Firm To the Shareholders of IVA Worldwide Fund and
IVA International Fund and Board of Trustees of IVA
Fiduciary Trust: In planning and performing our audit of
the financial statements of IVA Worldwide Fund and IVA International Fund (the "Funds") (two of the portfolios comprising IVA Fiduciary Trust) (the "Trust")) as of and for the year ended September 30, 2020, in accordance
with the standards of the Public Company Accounting
Oversight Board (United States), we considered the
Trust's internal control over financial reporting,
including controls over safeguarding securities, as a
basis for designing our auditing procedures for the
purpose of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing an
opinion on the effectiveness of the Trust's internal
control over financial reporting. Accordingly, we express
no such opinion. The management of the Trust is
responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected
benefits and related costs of controls. A company's
internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that
transactions are recorded as necessary to permit
preparation of financial statements in accordance with
U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of
management and directors of the company; and (3)
provide reasonable assurance regarding prevention or
timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements. Because of
its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate. A deficiency in internal control over financial reporting exists when the design
or operation of a control does not allow management
or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or
a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will
not be prevented or detected on a timely basis. Our consideration of the Trust's internal control over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). 2 However, we noted
no deficiencies in the Trust's internal control over financial reporting and their operation, including controls over safeguarding securities that we consider
to be a material weakness as defined above as of
September 30, 2020. This report is intended solely for
the information and use of management and the Board
of Trustees of IVA Fiduciary Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these
specified parties.
/S/ ERNST & YOUNG LLP
Boston, Massachusetts
November 16, 2020